Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Argentina 1.1%
Globant SA(a)	24,206	4,528,459
MercadoLibre, Inc.(a)	8,648	7,158,641
Total		11,687,100
Australia 4.2%
Aristocrat Leisure Ltd.	1,045,713	22,050,528
Cochlear Ltd.	25,500	3,167,549
CSL Ltd.	101,232	18,410,776
Total		43,628,853
Belgium 0.9%
KBC Group NV	207,765	9,859,278
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	2,516,500	6,134,562
Canada 8.1%
Alimentation Couche-Tard, Inc.	216,700	8,723,848
Canadian National Railway Co.	66,900	7,224,919
Canadian Pacific Railway Ltd.	348,250	23,235,240
Dollarama, Inc.	282,359	16,209,555
Intact Financial Corp.	98,836	13,987,367
Toronto-Dominion Bank (The)	254,871	15,631,571
Total		85,012,500
China 0.9%
Contemporary Amperex Technology Co., Ltd., Class A	81,200	4,571,949
Shenzhen Inovance Technology Co., Ltd., Class A	607,400	4,912,916
Total		9,484,865
Denmark 6.5%
Chr. Hansen Holding A/S	79,500	3,916,110
Coloplast A/S, Class B	108,239	10,999,717
DSV A/S	75,853	8,885,990
Novo Nordisk A/S, Class B	290,508	28,939,770
Novozymes AS, Class B	120,700	6,065,431
Ørsted AS	115,085	9,172,364
Total		67,979,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 1.5%
KONE OYJ, Class B	113,500	4,372,987
Neste OYJ	265,045	11,553,179
Total		15,926,166
France 12.3%
Air Liquide SA	43,780	5,004,015
Airbus Group SE	172,593	14,877,582
Dassault Systemes SE	349,665	12,072,210
Hermes International	2,440	2,869,734
L’Oreal SA	50,414	16,119,477
LVMH Moet Hennessy Louis Vuitton SE	45,054	26,562,703
Safran SA	108,809	9,900,504
Sartorius Stedim Biotech	31,609	9,695,643
Teleperformance SA	23,919	6,067,863
TotalEnergies SE	137,200	6,436,681
VINCI SA	238,162	19,257,964
Total		128,864,376
Germany 2.7%
Adidas AG	35,900	4,127,109
Infineon Technologies AG	452,834	9,909,835
Merck KGaA	40,600	6,572,359
Rational AG	7,502	3,633,384
SAP SE	53,900	4,392,589
Total		28,635,276
Hong Kong 3.2%
AIA Group Ltd.	2,010,200	16,736,739
CLP Holdings Ltd.	603,000	4,557,316
Hang Lung Properties Ltd.	2,855,000	4,688,303
Jardine Matheson Holdings Ltd.	139,700	7,062,949
Total		33,045,307
India 4.8%
Housing Development Finance Corp., Ltd.	457,367	12,760,325
Infosys Ltd.	671,995	11,519,536
Reliance Industries Ltd.	885,004	25,684,655
Total		49,964,516
Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.2%
ICON PLC(a)	91,978	16,903,717
Kingspan Group PLC	73,158	3,260,289
Ryanair Holdings PLC, ADR(a)	49,040	2,864,917
Total		23,028,923
Italy 0.2%
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,162,972
Japan 8.6%
Asahi Intecc Co., Ltd.	219,900	3,507,034
Daikin Industries Ltd.	94,400	14,525,240
FANUC Corp.	30,300	4,254,554
Hoya Corp.	167,700	16,159,339
Keyence Corp.	63,740	21,069,929
Makita Corp.	131,400	2,549,862
MISUMI Group, Inc.	125,600	2,704,472
Murata Manufacturing Co., Ltd.	96,400	4,437,020
Obic Co., Ltd.	22,000	2,950,060
Shimadzu Corp.	89,500	2,348,146
Shin-Etsu Chemical Co., Ltd.	56,700	5,610,851
SMC Corp.	13,000	5,290,615
Sysmex Corp.	94,500	5,049,725
Total		90,456,847
Luxembourg 1.6%
Tenaris SA	1,289,033	16,678,896
Netherlands 2.5%
Adyen NV(a)	8,949	11,160,853
ASML Holding NV	35,991	14,910,318
Total		26,071,171
Norway 0.4%
TOMRA Systems ASA	243,341	4,293,376
Singapore 0.6%
CapitaLand Ascendas REIT	3,165,024	5,903,858
Spain 2.3%
Amadeus IT Group SA, Class A(a)	403,550	18,709,645
Industria de Diseno Textil SA	250,500	5,169,478
Total		23,879,123
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.9%
Atlas Copco AB, Class A	1,009,572	9,383,323
Evolution AB	68,144	5,386,616
Hexagon AB, Class B	1,360,288	12,703,913
Indutrade AB	211,979	3,438,291
Total		30,912,143
Switzerland 9.1%
Kuehne & Nagel International AG	31,700	6,455,133
Lonza Group AG, Registered Shares	38,092	18,546,662
Nestlé SA, Registered Shares	57,500	6,219,046
Novartis AG, Registered Shares	73,000	5,565,300
Partners Group Holding AG	10,856	8,736,742
Roche Holding AG, Genusschein Shares	19,400	6,315,336
SGS SA, Registered Shares	2,170	4,643,245
Sika AG	40,261	8,092,129
Straumann Holding AG, Registered Shares	91,845	8,400,160
VAT Group AG	19,200	3,896,243
Zurich Insurance Group AG	46,792	18,653,670
Total		95,523,666
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,029,000	13,639,799
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	8,090,080
Total		21,729,879
United Kingdom 17.0%
Ashtead Group PLC	217,283	9,758,142
AstraZeneca PLC	192,453	21,156,259
Bunzl PLC	568,900	17,381,593
Compass Group PLC	1,470,557	29,282,353
Diageo PLC	555,010	23,362,329
Experian PLC	618,007	18,090,670
Halma PLC	181,683	4,086,480
Linde PLC	47,197	12,723,839
London Stock Exchange Group PLC	165,190	13,950,115
Prudential PLC	499,000	4,884,030
Rentokil Initial PLC	2,304,124	12,212,957
Segro PLC	663,537	5,536,464
Spirax-Sarco Engineering PLC	48,915	5,622,934
Total		178,048,165

2	Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.0%
Atlassian Corp. PLC, Class A(a)	42,946	9,043,998
lululemon athletica, Inc.(a)	43,164	12,066,928
Total		21,110,926
Total Common Stocks (Cost $1,205,452,310)		1,030,022,126

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	22,574,699	22,563,412
Total Money Market Funds (Cost $22,564,530)		22,563,412
Total Investments in Securities (Cost $1,228,016,840)		1,052,585,538
Other Assets & Liabilities, Net		(5,185,387)
Net Assets		$1,047,400,151

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	31,084,383	186,598,747	(195,121,339)	1,621	22,563,412	(9,660)	130,004	22,574,699
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7055_12_A01_(11/22)